MERRILL LYNCH
GLOBAL BOND
FUND

For Investment and
Retirement








FUND LOGO








Semi-Annual Report

June 30, 1997




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Bond Fund
For Investment
And Retirement
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


Merrill Lynch Global Bond Fund for Investment and Retirement



PORTFOLIO INFORMATION


Type of Issues*
As of June 30, 1997

A bar chart illustrating the following percentages:

US Government Obligations             7.64%
Financial Services                   44.61%
Sovereign Government Obligations     43.48%
Commercial Paper                      2.09%

Geographical Diversification*
As of June 30, 1997

A pie chart illustrating the following percentages:

New Zealand                           6.75%
Korea                                 6.24%
Japan                                 3.30%
United Kingdom                        7.23%
Australia                            11.99%
Italy                                 3.88%
Germany                               6.73%
Sweden                                9.95%
Canada                                0.25%
Spain                                 4.58%
United States                        36.92%


Maturity of Investments*
As of June 30, 1997

A bar chart depicting the following percentages:

5 yrs--10 yrs                           48%
10 years+                               31%
6 months--5 yrs                         21%

[FN]
*Percent of net assets may not equal 100%.



DEAR SHAREHOLDER


The Fund ended the June 30, 1997 quarter with its largest percentage exposure to US assets during the past 24 months. With gross domestic product growth in the third quarter of 1997 not expected to be at the torrid pace of second quarter's 6.2% level, and with no inflationary pressures in sight within the economy, US investments are very attractive. Interest rates dropped across the yield curve as the Federal Reserve Board (FRB) put on hold any additional interest rate hikes. Our growing comfort with no FRB action between now and year-end is reflected in the Fund's duration extension in June. At June 30, 1997, the portfolio had an average life of 6.6 years, which is 28% longer than the unmanaged JP Morgan Global Government Bond Index. Our strategy is to take advantage of the very steep yield curve in the US market and invest in A-rated bank, insurance and finance securities which trade at attractive yield spreads over the Treasury curve.

The US Government's surprise move to pay down additional debt as a result of record revenue streams (higher taxes collected) twice in the past three months, coupled with the unusually high amount of maturity in corporate and Government securities, should propel existing bonds to even higher price levels. Spreads of high-yield bonds relative to Government securities have narrowed to historical levels. With spreads this tight, even high-yielding assets are being placed into Government securities as a temporary position.

By June 30, 1997, the Fund's three largest regional positions were:
United States, 37% of net assets; Australia, 12%; and Sweden, 10%. These compare to the unmanaged JP Morgan Global Government Bond
Index weightings of 40%, 1%, and 2%, respectively.

The overweighting of Sweden represents the Fund's last emphasis on high-yield Europe. The other two markets of Italy and Spain are at index level weightings because of the significant narrowing each of these markets achieved in their convergence to German interest rates prior to the European Monetary Union. We believe that Sweden at 100 basis points (1.00%) over Germany still has enough room to narrow because of its very attractive fundamental economic composition. Our target is 60 basis points over Germany. Core Europe is essentially not represented in the Fund because we believe the outlook for German recovery is still difficult to discern.

Currency Outlook
We continue to expect the US dollar to trade higher against its major trading partners. With our investments concentrated in the dollar and dollar bloc economies, hedging becomes less of a concern. Our sterling positions are unhedged as that currency strengthens against the Deutschemark, which pulls sterling higher against the US dollar as well. The Swedish krona is in a similar position.

In Conclusion
We thank you for your continued investment in Merrill Lynch Global Bond Fund for Investment and Retirement, and we look forward to reviewing our outlook and strategy with you again in our next quarterly report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President

(Sean J. Casey)
Sean J. Casey
Vice President and Portfolio Manager



August 7, 1997



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                         +4.55%         +0.37%
Five Years Ended 6/30/97                   +5.27          +4.41
Inception (10/25/88)
through 6/30/97                            +8.32          +7.81

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/97                         +3.86%         -0.09%
Five Years Ended 6/30/97                   +4.48          +4.48
Ten Years Ended 6/30/97                    +8.01          +8.01

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/97                         +3.65%         +2.66%
Inception (10/21/94)
through 6/30/97                            +4.53          +4.53

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced  to
  0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                         +4.29%         +0.12%
Inception (10/21/94)
through 6/30/97                            +5.16          +3.58

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
10/25/88--12/31/88                 $10.22      $10.24          --          $0.251          + 2.66%
1989                                10.24        9.77          --           1.131          + 7.27
1990                                 9.77        9.93          --           1.266          +15.64
1991                                 9.93       10.38          --           1.045          +16.00
1992                                10.38        9.79        $0.096         1.276          + 7.83
1993                                 9.79       10.03         0.020         0.998          +13.21
1994                                10.03        8.96          --           0.546          - 5.29
1995                                 8.96        9.54          --           0.585          +13.39
1996                                 9.54        9.56          --           0.564          + 6.42
1/1/97--6/30/97                      9.56        9.02          --           0.240          - 2.95
                                                             ------        ------
                                                       Total $0.116  Total $7.902

                                                   Cumulative total return as of 6/30/97: +100.03%**

Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change***
8/29/86--12/31/86                  $10.00      $10.16          --          $0.194          + 3.93%
1987                                10.16       10.68        $0.382         1.303          +22.85
1988                                10.68       10.24          --           0.817          + 3.82
1989                                10.24        9.77          --           1.057          + 6.45
1990                                 9.77        9.93          --           1.191          +14.76
1991                                 9.93       10.39          --           0.969          +15.23
1992                                10.39        9.79         0.096         1.197          + 6.91
1993                                 9.79       10.03         0.020         0.921          +12.36
1994                                10.03        8.96          --           0.475          - 6.01
1995                                 8.96        9.54          --           0.514          +12.52
1996                                 9.54        9.56          --           0.491          + 5.60
1/1/97--6/30/97                      9.56        9.03          --           0.207          - 3.21
                                                             ------        ------
                                                       Total $0.498  Total $9.336

                                                   Cumulative total return as of 6/30/97: +142.25%***


Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change***
10/21/94--12/31/94                  $9.21       $8.96        --             $0.091          - 1.73%
1995                                 8.96        9.54        --              0.507          +12.44
1996                                 9.54        9.56        --              0.483          + 5.51
1/1/97--6/30/97                      9.56        9.02        --              0.203          - 3.36
                                                                            ------
                                                                      Total $1.284

                                                    Cumulative total return as of 6/30/97: +12.66%***

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
***Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)

Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
10/21/94--12/31/94                  $9.21       $8.96        --             $0.101          - 1.62%
1995                                 8.96        9.54        --              0.562          +13.11
1996                                 9.54        9.55        --              0.541          + 6.05
1/1/97--6/30/97                      9.55        9.02        --              0.229          - 2.96
                                                                            ------
                                                                      Total $1.433

                                                    Cumulative total return as of 6/30/97: +14.50%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results
                                                                                12 Month  3 Month
                                                6/30/97   3/31/97   6/30/96     % Change  % Change
Class A Shares*                                  $9.02     $8.99     $9.14       -1.31%    +0.33%
Class B Shares*                                   9.03      8.99      9.14       -1.20     +0.44
Class C Shares*                                   9.02      8.99      9.14       -1.31     +0.33
Class D Shares*                                   9.02      8.99      9.14       -1.31     +0.33
Class A Shares--Total Return*                                                    +4.55(1)  +1.77(2)
Class B Shares--Total Return*                                                    +3.86(3)  +1.69(4)
Class C Shares--Total Return*                                                    +3.65(5)  +1.55(6)
Class D Shares--Total Return*                                                    +4.29(7)  +1.71(8)
Class A Shares--Standardized 30-day Yield         5.19%
Class B Shares--Standardized 30-day Yield         4.71%
Class C Shares--Standardized 30-day Yield         4.65%
Class D Shares--Standardized 30-day Yield         5.00%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.533 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.128 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.462 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.110 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.453 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.108 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.510 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.122 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS
                          Face                                           Interest       Maturity        Value      Percent of
                         Amount        Long-Term Obligations               Rate           Date        (Note 1a)    Net Assets
Australia

Sovereign       A$     15,300,000  Government of Australia                  7.50 %      9/15/2009   $ 11,826,393      3.77%
Government             36,000,000  New South Wales Treasury Corp.           6.50        5/01/2006     25,785,348      8.22
Obligations

                                   Total Investments in Australia (Cost--$37,466,489)                 37,611,741     11.99

Canada

Sovereign       C$      1,000,000  Canadian Government Bond                 7.25        6/01/2007        772,526      0.25
Government
Obligations

                                   Total Investments in Canada (Cost--$759,848)                          772,526      0.25

Germany

Financial       US$    15,500,000  Rheinsche Hypobank                       6.875       6/18/2007     15,498,450      4.94
Services

Sovereign       DM      3,000,000  Bundes Obligations                       5.25        2/21/2001      1,779,238      0.57
Government              6,400,000  Bundesrepublik Deutschland               6.25        4/26/2006      3,833,904      1.22
Obligations

                                   Total Investments in Germany (Cost--$21,646,427)                   21,111,592      6.73

Italy

Sovereign       Lit 1,000,000,000  Buoni Poliennali Del Tesoro
Government                         (Italian Government Bond)               10.50       11/01/1998        618,199      0.20
Obligations        15,000,000,000  Buoni Poliennali Del Tesoro
                                   (Italian Government Bond)                9.50        2/01/2006     10,305,276      3.28
                YEN   130,000,000  Government of Italy                      3.75        6/08/2005      1,254,545      0.40

                                   Total Investments in Italy (Cost--$12,639,086)                     12,178,020      3.88

Japan

Financial       YEN   100,000,000  IBRD World Bank                          4.50        6/20/2000        958,948      0.31
Services              225,000,000  World Bank                               4.50        3/20/2003      2,230,344      0.71

Sovereign             690,000,000  Credit Local de France                   6.00       10/31/2001      7,146,759      2.28
Government
Obligations

                                   Total Investments in Japan (Cost--$9,805,053)                      10,336,051      3.30

Korea

Financial       KRW    19,500,000  Export-Import Bank of Korea              7.125       9/20/2001     19,587,750      6.24
Services

                                   Total Investments in Korea (Cost--$19,617,000)                     19,587,750      6.24


SCHEDULE OF INVESTMENTS (continued)
                          Face                                           Interest       Maturity        Value      Percent of
                         Amount        Long-Term Obligations               Rate           Date        (Note 1a)    Net Assets
New Zealand

Sovereign       NZ$    22,000,000  New Zealand Government Bond              8.00 %      4/15/2004   $ 15,745,940      5.02%
Government              7,500,000  New Zealand Government Bond              8.00       11/15/2006      5,437,202      1.73
Obligations

                                   Total Investments in New Zealand (Cost--$21,192,047)               21,183,142      6.75

Spain

Sovereign       Pta 1,900,000,000  Government of Spain                      8.00        5/30/2004     14,358,710      4.58
Government
Obligations

                                   Total Investments in Spain (Cost--$14,686,177)                     14,358,710      4.58

Sweden

Sovereign       Skr   244,000,000  Government of Sweden                     5.50        4/12/2002     31,206,146      9.95
Government
Obligations

                                   Total Investments in Sweden (Cost--$30,902,561)                    31,206,146      9.95

United Kingdom

Financial       Pound   9,700,000  Royal Bank of Scotland                   7.875      12/07/2006     16,353,709      5.22
Services        Sterling

Sovereign               3,700,000  United Kingdom Gilt                      7.50       12/07/2006      6,314,619      2.01
Government
Obligations

                                   Total Investments in the United Kingdom (Cost--$22,203,638)        22,668,328      7.23

United States

Financial       US$    16,250,000  American Express Company                 6.75        6/23/2004     16,116,425      5.14
Services                7,500,000  Aon Capital Trust A                      8.205       1/01/2027      7,690,350      2.45
                       16,700,000  Bankers Trust                            8.09       12/01/2026     16,193,489      5.16
                       12,500,000  Banque Nationale de Paris New York       7.20        1/15/2007     12,426,250      3.96
                        7,450,000  JP Morgan Capital Trust II               7.95        2/01/2027      7,457,599      2.38
                       20,100,000  Mellon Capital II                        7.995       1/15/2027     20,075,880      6.40
                        5,250,000  PNC Institution Capital Bank             8.315       5/15/2027      5,312,160      1.70

US Government          16,000,000  United States Treasury Notes             6.25        6/30/2002     15,904,960      5.07
Obligations             8,000,000  United States Treasury Notes             6.625       5/15/2007      8,066,240      2.57

                                   Total Investments in the United States (Cost--$109,456,082)       109,243,353     34.83

                                   Total Investments in Long-Term Obligations
                                   (Cost--$300,374,408)                                              300,257,359     95.73


SCHEDULE OF INVESTMENTS (concluded)
                          Face                                            Interest       Maturity        Value      Percent of
                         Amount        Short-Term Obligations               Rate           Date        (Note 1a)    Net Assets
Commercial      US$     6,561,000  General Motors Acceptance Corp.          6.25%       7/01/1997   $  6,561,000      2.09%
Paper*

                                   Total Investments in Short-Term Obligations
                                   (Cost--$6,561,000)                                                  6,561,000      2.09

Total Investments (Cost--$306,935,408)                                                               306,818,359     97.82

Unrealized Depreciation on Forward Foreign Exchange Contracts**                                         (561,090)    (0.18)

Variation Margin on Financial Futures Contracts++                                                             --        --

Other Assets Less Liabilities                                                                          7,391,829      2.36
                                                                                                    ------------    -------
Net Assets                                                                                          $313,649,098    100.00%
                                                                                                    ============    =======

 *Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. **Forward foreign exchange contracts as of June 30, 1997 are as follows:

                                                               Unrealized
                                                              Appreciation
                                        Expiration           (Depreciation)
  Foreign Currency Sold                    Date                 (Note 1b)

  A$             61,500,000              July 1997             $  234,150
  DM             81,381,000              July 1997                336,638
  Pound          22,500,000              July 1997               (379,567)
  Sterling
  Lit        17,750,000,000              July 1997                 75,126
  NZ$            30,920,571              July 1997                164,321
  Skr           186,540,675              July 1997                 62,303

  Total (US$ Commitment--$186,240,162)                            492,971
                                                               ----------

  Foreign Currency Purchased

  A$             31,500,000              July 1997                 18,746
  DM            143,837,600              July 1997               (913,536)
  Pound          15,000,000              July 1997                (56,797)
  Sterling
  Skr           186,540,675              July 1997               (102,474)

  Total (US$ Commitment--$156,322,454)                         (1,054,061)
                                                               ----------

  Total Unrealized Depreciation on Forward
  Foreign Exchange Contracts--Net                              $ (561,090)
                                                               ==========

++Financial futures contracts sold as of June 30, 1997 are as follows:

  Number of                                 Expiration           Value
  Contracts     Issue          Exchange        Date         (Notes 1a & 1b)

    225     US Treasury Bonds    CBOT      September 1997     $24,989,063

  (Total Contract Price--$24,989,063)                         $24,989,063
                                                              ===========

See Notes to Financial Statements.



FINANCIAL INFORMATION
Statement of Assets and Liabilities as of June 30, 1997
Assets:             Investments, at value (identified cost--$306,935,408) (Note 1a)                        $ 306,818,359
                    Cash                                                                                           3,219
                    Foreign cash (Note 1c)                                                                     8,506,064
                    Receivables:
                      Securities sold                                                     $  17,028,180
                      Interest                                                                5,908,607
                      Beneficial interest sold                                                   95,418
                      Forward foreign exchange contracts (Note 1b)                                4,877       23,037,082
                                                                                          -------------
                    Prepaid registration fees and other assets (Note 1f)                                          64,382
                                                                                                           -------------
                    Total assets                                                                             338,429,106
                                                                                                           -------------

Liabilities:        Unrealized depreciation on forward foreign exchange contracts
                    (Note 1b)                                                                                    561,090
                    Payables:
                      Securities purchased                                                   21,662,955
                      Beneficial interest redeemed                                            1,222,009
                      Dividends to shareholders (Note 1g)                                       491,588
                      Forward foreign exchange contracts (Note 1b)                              158,656
                      Investment adviser (Note 2)                                               152,300
                      Distributor (Note 2)                                                      146,249       23,833,757
                                                                                          -------------
                    Accrued expenses and other liabilities                                                       385,161
                                                                                                           -------------
                    Total liabilities                                                                         24,780,008
                                                                                                           -------------

Net Assets:         Net assets                                                                             $ 313,649,098
                                                                                                           =============

Net Assets          Class A Shares of beneficial interest, $0.10 par value,
Consist of:         unlimited number of shares authorized                                                  $     425,185
                    Class B Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                      2,422,531
                    Class C Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                         42,552
                    Class D Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                        584,580
                    Paid-in capital in excess of par                                                         365,508,742
                    Accumulated realized capital losses on investments and
                    foreign currency transactions--net (Note 6)                                              (54,589,634)
                    Unrealized depreciation on investments and foreign currency
                    transactions--net                                                                           (744,858)
                                                                                                           -------------
                    Net assets                                                                             $ 313,649,098
                                                                                                           =============

Net Asset Value:    Class A--Based on net assets of $38,371,380 and 4,251,847
                             shares of beneficial interest outstanding                                     $        9.02
                                                                                                           =============
                    Class B--Based on net assets of $218,688,652 and 24,225,309
                             shares of beneficial interest outstanding                                     $        9.03
                                                                                                           =============
                    Class C--Based on net assets of $3,839,969 and 425,521
                             shares of beneficial interest outstanding                                     $        9.02
                                                                                                           =============
                    Class D--Based on net assets of $52,749,097 and 5,845,804
                             shares of beneficial interest outstanding                                     $        9.02
                                                                                                           =============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)
Statement of Operations for the Six Months Ended June 30, 1997
Investment Income   Interest and discount earned (net of $62,467 foreign withholding tax)                 $   12,815,669
(Notes 1d & 1e):

Expenses:           Investment advisory fees (Note 2)                                    $    1,147,831
                    Account maintenance and distribution fees--Class B (Note 2)               1,007,381
                    Transfer agent fees--Class B (Note 2)                                       323,408
                    Accounting services (Note 2)                                                 86,828
                    Printing and shareholder reports                                             79,365
                    Custodian fees                                                               66,009
                    Transfer agent fees--Class A (Note 2)                                        62,152
                    Account maintenance fees--Class D (Note 2)                                   60,599
                    Registration fees (Note 1f)                                                  52,245
                    Transfer agent fees--Class D (Note 2)                                        51,642
                    Professional fees                                                            40,383
                    Account maintenance and distribution fees--Class C (Note 2)                  24,554
                    Trustees' fees and expenses                                                  20,615
                    Transfer agent fees--Class C (Note 2)                                         8,627
                    Other                                                                         6,572
                                                                                         --------------
                    Total expenses                                                                             3,038,211
                                                                                                          --------------
                    Investment income--net                                                                     9,777,458
                                                                                                          --------------

Realized &          Realized loss from:
Unrealized Gain       Investments--net                                                      (10,653,197)
(Loss) on             Foreign currency transactions--net                                    (14,020,697)     (24,673,894)
Investments &       Change in unrealized appreciation/depreciation on:
Foreign Currency      Investments--net                                                       (1,212,815)
Transactions--Net     Foreign currency transactions--net                                            924       (1,211,891)
(Notes 1b, 1c,                                                                           --------------   --------------
1e & 3):            Net realized and unrealized loss on investments and foreign
                    currency transactions                                                                    (25,885,785)
                                                                                                          --------------
                    Net Decrease in Net Assets Resulting from Operations                                  $  (16,108,327)
                                                                                                          ==============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                           For the Six        For the
                                                                                           Months Ended      Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             1997             1996
Operations:         Investment income--net                                                $   9,777,458    $  29,868,062
                    Realized gain (loss) on investments and foreign currency
                    transactions--net                                                       (24,673,894)       1,371,690
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                   (1,211,891)      (4,014,426)
                                                                                          -------------    -------------
                    Net increase (decrease) in net assets resulting from operations         (16,108,327)      27,225,326
                                                                                          -------------    -------------

Dividends to        Investment income--net:
Shareholders          Class A                                                                (1,693,922)      (4,866,475)
(Note 1g):            Class B                                                                (6,610,449)     (23,481,682)
                      Class C                                                                  (148,000)        (505,409)
                      Class D                                                                (1,325,087)      (1,014,496)
                                                                                          -------------    -------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                             (9,777,458)     (29,868,062)
                                                                                          -------------    -------------

Beneficial Interest Net decrease in net assets derived from beneficial interest
Transactions        transactions                                                           (135,905,722)    (162,547,147)
(Note 4):                                                                                 -------------    -------------

Net Assets:         Total decrease in net assets                                           (161,791,507)    (165,189,883)
                    Beginning of period                                                     475,440,605      640,630,488
                                                                                          -------------    -------------
                    End of period                                                         $ 313,649,098    $ 475,440,605
                                                                                          =============    =============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                           Class A

The following per share data and ratios have been derived          For the Six
from information provided in the financial statements.             Months Ended
                                                                     June 30,       For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                                1997       1996      1995      1994       1993
Per Share           Net asset value, beginning of period             $    9.56  $    9.54 $    8.96 $   10.03  $    9.79
Operating                                                            ---------  --------- --------- ---------  ---------
Performance:        Investment income--net                                 .26        .56       .59       .55        .70
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                                     (.54)       .02       .58     (1.07)       .56
                                                                     ---------  --------- --------- ---------  ---------
                    Total from investment operations                      (.28)       .58      1.17      (.52)      1.26
                                                                     ---------  --------- --------- ---------  ---------
                    Less dividends and distributions:
                      Investment income--net                              (.26)      (.56)     (.39)     (.24)      (.67)
                      Realized gain on investments--net                     --         --        --        --       (.30)
                      Return of capital--net                                --         --      (.20)     (.28)        --
                      In excess of realized gain on
                      investments--net                                      --         --        --      (.03)      (.05)
                                                                     ---------  --------- --------- ---------  ---------
                    Total dividends and distributions                     (.26)      (.56)     (.59)     (.55)     (1.02)
                                                                     ---------  --------- --------- ---------  ---------
                    Net asset value, end of period                   $    9.02  $    9.56 $    9.54 $    8.96  $   10.03
                                                                     =========  ========= ========= =========  =========

Total Investment    Based on net asset value per share                  (2.95%)+++  6.42%    13.39%    (5.29%)    13.21%
Return:**                                                            =========  ========= ========= =========  =========

Ratios to Average   Expenses                                              .99%*      .87%      .86%      .84%       .82%
Net Assets:                                                          =========  ========= ========= =========  =========
                    Investment income--net                               5.71%*     6.02%     6.31%     5.84%      6.44%
                                                                     =========  ========= ========= =========  =========

Supplemental        Net assets, end of period
Data:               (in thousands)                                   $  38,371  $  72,876 $  85,610 $  90,823  $ 108,241
                                                                     =========  ========= ========= =========  =========
                    Portfolio turnover                                 436.29%   1234.05%   512.75%   405.00%    419.99%
                                                                     =========  ========= ========= =========  =========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                           Class B

The following per share data and ratios have been derived          For the Six
from information provided in the financial statements.             Months Ended
                                                                     June 30,       For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                                1997       1996      1995      1994       1993
Per Share           Net asset value, beginning of period             $    9.56  $    9.54 $    8.96 $   10.03  $    9.79
Operating                                                            ---------  --------- --------- ---------  ---------
Performance:        Investment income--net                                 .22        .49       .51       .47        .60
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                                     (.53)       .02       .58     (1.07)       .58
                                                                     ---------  --------- --------- ---------  ---------
                    Total from investment operations                      (.31)       .51      1.09      (.60)      1.18
                                                                     ---------  --------- --------- ---------  ---------
                    Less dividends and distributions:
                      Investment income--net                              (.22)      (.49)     (.34)     (.20)      (.59)
                      Realized gain on investments--net                     --         --        --        --       (.30)
                      Return of capital--net                                --         --      (.17)     (.24)        --
                      In excess of realized gain on
                      investments--net                                      --         --        --      (.03)      (.05)
                                                                     ---------  --------- --------- ---------  ---------
                    Total dividends and distributions                     (.22)      (.49)     (.51)     (.47)      (.94)
                                                                     ---------  --------- --------- ---------  ---------
                    Net asset value, end of period                   $    9.03  $    9.56 $    9.54 $    8.96  $   10.03
                                                                     =========  ========= ========= =========  =========

Total Investment    Based on net asset value per share                  (3.21%)+++  5.60%    12.52%    (6.01%)    12.36%
Return:**                                                            =========  ========= ========= =========  =========

Ratios to Average   Expenses                                             1.77%*     1.65%     1.64%     1.61%      1.58%
Net Assets:                                                          =========  ========= ========= =========  =========
                    Investment income--net                               4.92%*     5.25%     5.56%     5.06%      5.72%
                                                                     =========  ========= ========= =========  =========

Supplemental        Net assets, end of period
Data:               (in thousands)                                   $ 218,689  $ 347,529 $ 540,887 $ 700,995  $ 897,150
                                                                     =========  ========= ========= =========  =========
                    Portfolio turnover                                 436.29%   1234.05%   512.75%   405.00%    419.99%
                                                                     =========  ========= ========= =========  =========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                               Class C

                                                                              For the                           For the
                                                                                Six                             Period
The following per share data and ratios have been derived                      Months                           Oct. 21,
from information provided in the financial statements.                         Ended         For the Year      1994++ to
                                                                              June 30,     Ended December 31,   Dec. 31,
Increase (Decrease) in Net Asset Value:                                         1997       1996        1995       1994
Per Share           Net asset value, beginning of period                      $   9.56   $   9.54    $   8.96   $   9.21
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .22        .48         .51        .09
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net                        (.54)       .02         .58       (.25)
                                                                              --------   --------    --------   --------
                    Total from investment operations                              (.32)       .50        1.09       (.16)
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.22)      (.48)       (.34)      (.03)
                      Return of capital--net                                        --         --        (.17)      (.05)
                      In excess of realized gain on investments--net                --         --          --       (.01)
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.22)      (.48)       (.51)      (.09)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   9.02   $   9.56    $   9.54   $   8.96
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                          (3.36%)+++  5.51%      12.44%     (1.73%)+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     1.86%*     1.73%       1.71%      1.69%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       4.82%*     5.16%       5.44%      5.20%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  3,840   $  9,351    $  8,468   $  3,614
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                         436.29%   1234.05%     512.75%    405.00%
                                                                              ========   ========    ========   ========

                    *Annualized.
                   **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
                  +++Aggregate total investment return.

                     See Notes to Financial Statements.


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                               Class D

                                                                              For the                           For the
                                                                                Six                             Period
The following per share data and ratios have been derived                      Months                           Oct. 21,
from information provided in the financial statements.                         Ended         For the Year      1994++ to
                                                                              June 30,     Ended December 31,   Dec. 31,
Increase (Decrease) in Net Asset Value:                                         1997       1996        1995       1994
Per Share           Net asset value, beginning of period                      $   9.55   $   9.54    $   8.96   $   9.21
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .24        .54         .56        .10
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net                        (.53)       .01         .58       (.25)
                                                                              --------   --------    --------   --------
                    Total from investment operations                              (.29)       .55        1.14       (.15)
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.24)      (.54)       (.37)      (.04)
                      Return of capital--net                                        --         --        (.19)      (.05)
                      In excess of realized gain on investments--net                --         --          --       (.01)
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.24)      (.54)       (.56)      (.10)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   9.02   $   9.55    $   9.54   $   8.96
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                          (2.96%)+++  6.05%      13.11%     (1.62%)+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     1.25%*     1.08%       1.11%      1.12%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       5.47%*     5.74%       6.07%      5.81%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $ 52,749   $ 45,685    $  5,665   $  1,755
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                         436.29%   1234.05%     512.75%    405.00%
                                                                              ========   ========    ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Bond Fund for Investment and Retirement (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees of the primary market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value or otherwise at the fair value at which it is expected they may be resold, as determined in good faith by or under the direction of the Board of Trustees. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such trans-actions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign curren-cies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the distribution plans ("the Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                          Account      Distribution
                                       Maintenance Fee      Fee

Class B                                     0.25%          0.50%
Class C                                     0.25%          0.55%
Class D                                     0.25%            --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


NOTES TO FINANCIAL STATEMENTS (concluded)


For the six months ended June 30, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                         MLFD         MLPF&S

Class A                                  $150         $1,556
Class D                                  $557         $5,783

For the six months ended June 30, 1997, MLPF&S received contingent deferred sales charges of $445,999 and $1,802 relating to transactions in Class B and Class C Shares, respectively.

During the six months ended June 30, 1997, the Fund paid Merrill
Lynch Security Pricing Service, an affiliate of MLPF&S, $61 for security price quotations to compute the net asset value of the Fund.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1997 were $1,594,042,196 and $1,708,764,289, respectively.

Net realized and unrealized gains (losses) as of June 30, 1997 were as follows:


                                  Realized        Unrealized
                                Gains (Losses)      Losses

Investments:
  Long-term                      $ (8,967,441)  $   (117,049)
  Short-term                              711             --
  Financial futures                (1,686,467)            --
                                 ------------   ------------
Total investments                 (10,653,197)      (117,049)
                                 ------------   ------------
Currency transactions:
  Foreign currency
  transactions                    (18,947,477)       (66,719)
  Forward foreign exchange
  contracts                         4,926,780       (561,090)
                                 ------------   ------------
Total currency transactions       (14,020,697)      (627,809)
                                 ------------   ------------
Total                            $(24,673,894)  $   (744,858)
                                 ============   ============

As of June 30, 1997, net unrealized depreciation for Federal income tax purposes aggregated $117,049 of which $2,269,693 related to appreciated securities and $2,386,742 related to depreciated securities. The aggregate cost of investments at June 30, 1997 for Federal income tax purposes was $306,935,408.

4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $135,905,722 and $162,547,147 for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended June 30, 1997                   Shares        Amount

Shares sold                         3,379,270   $ 30,814,408
Shares issued to shareholders
in reinvestment of dividends          117,758      1,064,970
                                 ------------   ------------
Total issued                        3,497,028     31,879,378
Shares redeemed                    (6,872,066)   (62,404,903)
                                 ------------   ------------
Net decrease                       (3,375,038)  $(30,525,525)
                                 ============   ============


Class A Shares for the Year                         Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         2,910,360   $ 27,329,155
Shares issued to shareholders
in reinvestment of dividends          403,800      3,774,617
                                 ------------   ------------
Total issued                        3,314,160     31,103,772
Shares redeemed                    (4,664,565)   (43,674,353)
                                 ------------   ------------
Net decrease                       (1,350,405)  $(12,570,581)
                                 ============   ============


Class B Shares for the Six Months                   Dollar
Ended June 30, 1997                   Shares        Amount

Shares sold                           647,815  $   5,849,536
Shares issued to shareholders
in reinvestment of dividends          416,725      3,770,261
                                -------------  -------------
Total issued                        1,064,540      9,619,797
Automatic conversion
of shares                          (1,928,422)   (17,858,358)
Shares redeemed                   (11,273,177)  (101,847,897)
                                -------------   -------------
Net decrease                      (12,137,059) $(110,086,458)
                                =============  =============


Class B Shares for the Year                         Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         3,714,398  $  34,748,286
Shares issued to shareholders
in reinvestment of dividends        1,569,779     14,672,504
                                -------------  -------------
Total issued                        5,284,177     49,420,790
Automatic conversion
of shares                          (4,849,489)   (41,935,909)
Shares redeemed                   (20,778,347)  (197,284,755)
                                -------------  -------------
Net decrease                      (20,343,659) $(189,799,874)
                                =============  =============

Class C Shares for the Six Months                   Dollar
Ended June 30, 1997                   Shares        Amount

Shares sold                           197,168   $  1,787,157
Shares issued to shareholders
in reinvestment of dividends           10,842         98,273
                                 ------------   ------------
Total issued                          208,010      1,885,430
Shares redeemed                      (761,084)    (6,874,490)
                                 ------------   ------------
Net decrease                         (553,074)  $ (4,989,060)
                                 ============   ============


Class C Shares for the Year                         Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           601,459   $  5,622,361
Shares issued to shareholders
in reinvestment of dividends           42,299        395,340
                                 ------------   ------------
Total issued                          643,758      6,017,701
Shares redeemed                      (553,137)    (5,161,461)
                                 ------------   ------------
Net increase                           90,621   $    856,240
                                 ============   ============


Class D Shares for the Six Months                   Dollar
Ended June 30, 1997                   Shares        Amount

Shares sold                           135,241   $  1,228,300
Shares issued to shareholders
in reinvestment of dividends           93,341        842,791
Automatic conversion
of shares                           1,964,583     17,858,358
                                 ------------   ------------
Total issued                        2,193,165     19,929,449
Shares redeemed                    (1,129,494)   (10,234,128)
                                 ------------   ------------
Net increase                        1,063,671   $  9,695,321
                                 ============   ============

Class D Shares for the
Year Ended                                          Dollar
December 31, 1996                     Shares        Amount

Shares sold                         1,000,673   $  9,338,179
Shares issued to shareholders
in reinvestment of dividends           82,130        775,174
Automatic conversion
of shares                           4,503,683     41,935,909
                                 ------------   ------------
Total issued                        5,586,486     52,049,262
Shares redeemed                    (1,398,232)   (13,082,194)
                                 ------------   ------------
Net increase                        4,188,254   $ 38,967,068
                                 ============   ============


5. Commitments:
On June 30, 1997, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell foreign currency with the approximate value of $5,565,000 and $862,000, respectively.

6. Capital Loss Carryforward:
At December 31, 1996, the Fund had a net capital loss carryforward of approximately $27,693,000, all of which expires in 2002. This amount will be available to offset like amounts of any future taxable gains.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Sean J. Casey, Vice President
Robert J. Parish, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
225 Franklin Street
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863